Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund (formerly, the Goldman Sachs Financial Square Federal Fund)

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Financial Square Tax-Exempt Money Market Fund

Goldman Sachs Variable Insurance Funds

Goldman Sachs Government Money Market Fund (formerly, the Goldman Sachs Money Market Fund)

Goldman Sachs Investor Funds

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund (formerly, the Goldman Sachs Financial Square Tax-Free Money Market Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Prime Obligations Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Money Market Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Treasury Obligations Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Treasury Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Treasury Instruments Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Treasury Solutions Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Treasury Solutions Fund (formerly, the Goldman Sachs Financial Square Federal Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Financial Square Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Government Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Goldman Sachs Financial Square Federal Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Federal Instruments Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Goldman Sachs Financial Square Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Tax-Exempt Money Market Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Goldman Sachs Investor Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Investor Funds

Goldman Sachs Investor Money Market Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS TRUST | Goldman Sachs Investor Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Investor Funds

Goldman Sachs Investor Tax-Exempt Money Market Fund (formerly, the Goldman Sachs Financial Square Tax-Free Money Market Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

GOLDMAN SACHS VARIABLE INSURANCE TRUST | Goldman Sachs Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Funds

Goldman Sachs Government Money Market Fund (formerly, the Goldman Sachs Money Market Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated August 31, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

UPDATE REGARDING IMPLEMENTATION OF FUND CHANGES IN CONNECTION WITH MONEY MARKET FUND REFORM

As previously announced, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”) approved certain product and service changes to the Funds as a result of the changes to the rules that govern money market funds. The purpose of this supplement is to inform you that these product and service changes, which are summarized below, will take effect on October 11, 2016 (except as otherwise provided). As provided in the Funds’ prospectuses, shares of the Funds that are being classified as “Institutional” money market funds will not be priced on October 10, 2016 (Columbus Day), which is a Federal Reserve Bank holiday. However, shares of the Funds that are being classified as “Government” and “Retail” money market funds will be priced on October 10, 2016.

For additional information on the changes to the rules that govern money market funds adopted by the SEC, as well as the changes to the Funds that were approved by the Board, please refer to the supplement dated April 15, 2016, which is available online at www.gsamfunds.com.

Summary of the Goldman Sachs Money Market Funds

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted (effective October 14, 2016)	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)[1]
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional[2]	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional[2]	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Treasury Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Treasury Solutions Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Government Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	5:00 P.M. ET (No Change)
Federal Instruments Fund	Government[3]	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)	3:00 P.M. ET
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government[3]	Stable ($1.00)	No	5:00 P.M. ET	4:00 P.M. ET
Goldman Sachs Investor Funds
Money Market Fund	Retail[4]	Stable ($1.00)	Yes	5:00 P.M. ET	5:00 P.M. ET (No Change)
Tax-Exempt Money Market Fund	Retail[4]	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

[1]	If a purchase order is received on a business day by Goldman, Sachs & Co., the Funds’ transfer agent (“Goldman Sachs”), or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above and payment in federal funds is wired to and received by Goldman Sachs by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman Sachs, on the same day of the redemption order, if the redemption order is accepted in proper form by Goldman Sachs or, if applicable, a financial intermediary authorized to accept purchase, redemption or exchange orders on behalf of the Funds for their customers, by the deadlines specified in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

[2]	An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.

[3]	A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

[4]	A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days.